Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Treasury Share Reserve	Additional Paid-in- Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Shareholders’ Deficit	Noncontrolling Interest	Total
Balance at Dec. 31, 2022	$ 1,358				$ (1,444,259,613)	$ (8,522,554)	$ (1,452,780,809)		$ (1,452,780,809)
Balance (in Shares) at Dec. 31, 2022	135,754,130
Balance (in Shares) at Dec. 31, 2022			(7,777,450)
Issuances of vested restricted stock awards	$ 13			(13)
Issuances of vested restricted stock awards (in Shares)	1,323,252		1,323,252
Share-based compensation				29,375,956			29,375,956		29,375,956
Spin-off of subsidiary to shareholders					(7,014,594)		(7,014,594)		(7,014,594)
Acquisition of PT Webull Sekuritas Indonesia								910,230	910,230
Net income attributable to the Company					6,069,284		6,069,284		6,069,284
Net loss attributable to noncontrolling interest								(247,296)	(247,296)
Preferred shares redemption value increase				(29,375,943)	(310,704,057)		(340,080,000)		(340,080,000)
Foreign currency translation adjustment, net of $0 income taxes						1,662,753	1,662,753	(2,713)	1,660,040
Balance at Dec. 31, 2023	$ 1,371				(1,755,908,980)	(6,859,801)	(1,762,767,410)	660,221	(1,762,107,189)
Balance (in Shares) at Dec. 31, 2023	137,077,382
Balance (in Shares) at Dec. 31, 2023			(6,454,198)
Increase in noncontrolling interest attributable to loan conversion								1,196,037	1,196,037
Issuances of vested restricted stock awards	$ 18			(18)
Issuances of vested restricted stock awards (in Shares)	1,791,669		1,791,669
Options exercised	$ 4			48,987			48,991		48,991
Options exercised (in Shares)	438,173		438,173
Share-based compensation				32,587,611			32,587,611		32,587,611
Net income attributable to the Company					(22,693,648)		(22,693,648)		(22,693,648)
Net loss attributable to noncontrolling interest								(488,504)	(488,504)
Preferred shares redemption value increase				(32,636,580)	(462,451,458)		(495,088,038)		(495,088,038)
Foreign currency translation adjustment, net of $0 income taxes						(8,336,145)	(8,336,145)	(94,666)	(8,430,811)
Balance at Dec. 31, 2024	$ 1,393				(2,241,054,086)	(15,195,946)	(2,256,248,639)	1,273,088	$ (2,254,975,551)
Balance (in Shares) at Dec. 31, 2024	139,307,224
Balance (in Shares) at Dec. 31, 2024			(4,224,356)						(4,224,356)
Issuances of vested restricted stock awards	$ 37			(37)
Issuances of vested restricted stock awards (in Shares)	3,687,209		3,687,209
Delivery of ordinary shares underlying vested RSUs	$ 41			(41)
Delivery of ordinary shares underlying vested RSUs (in Shares)	4,051,432
Purchase of treasury shares	$ (14)		$ (20,005,637)				(20,005,651)		(20,005,651)
Purchase of treasury shares (in Shares)	(1,424,804)
Purchase of treasury shares (in Shares)			(1,424,804)
Sale of treasury shares	$ 14		$ 20,005,637	1,575,699			21,581,350		21,581,350
Sale of treasury shares (in Shares)	1,424,804		(1,424,804)
Sale of treasury shares (in Shares)			1,424,804
Options exercised	$ 215			2,838,285			2,838,500		2,838,500
Options exercised (in Shares)	21,580,475		(19,526)
Increase in ownership of Webull Indonesia				(944,045)			(944,045)	(652,208)	(1,596,253)
Share-based compensation				43,872,899			43,872,899		43,872,899
Conversion of preferred shares to ordinary shares	$ 2,694			2,745,355,239			2,745,357,933		2,745,357,933
Conversion of preferred shares to ordinary shares (in Shares)	269,381,830
Redesignation of ordinary shares	$ (830)	$ 830
Redesignation of ordinary shares (in Shares)	(82,988,016)	82,988,016
Issuance of ordinary shares as acquisition consideration	$ 12	$ 9		31,967,204			31,967,225		31,967,225
Issuance of ordinary shares as acquisition consideration (in Shares)	1,237,667	870,989
Issuance of ordinary shares as acquisition consideration (in Shares)			(567,812)
Issuance of ordinary shares to SKGR shareholders	$ 59			(59)
Issuance of ordinary shares to SKGR shareholders (in Shares)	5,852,239
Issuance of ordinary shares to settle accounts payable	$ 1			1,442,999			1,443,000		1,443,000
Issuance of ordinary shares to settle accounts payable (in Shares)	100,000
Issuance of ordinary shares for services	$ 1			2,025,481			2,025,482		2,025,482
Issuance of ordinary shares for services (in Shares)	159,236
Private warrants exercised	$ 18			(18)
Private warrants exercised (in Shares)	1,777,844
Incentive warrants exercised	$ 205			204,539,245			204,539,450		204,539,450
Incentive warrants exercised (in Shares)	20,453,945
Public warrants exercised	$ 8			9,252,961			9,252,969		9,252,969
Public warrants exercised (in Shares)	804,606
Repurchase of preferred shares					38,093,537		38,093,537		38,093,537
Sale of ordinary shares	$ 115			172,730,179			172,730,294		172,730,294
Sale of ordinary shares (in Shares)	11,500,000
Net income attributable to the Company					24,770,704		24,770,704		24,770,704
Net loss attributable to noncontrolling interest								(404,675)	(404,675)
Issuance of incentive shares to preferred shareholders	$ 427			(427)
Issuance of incentive shares to preferred shareholders (in Shares)	42,685,593
Preferred shares redemption value increase				(21,702,737)			(21,702,737)		(21,702,737)
Foreign currency translation adjustment, net of $0 income taxes						16,720,442	16,720,442	(28,971)	16,691,471
Balance at Dec. 31, 2025	$ 4,396	$ 839		$ 3,192,952,827	$ (2,178,189,845)	$ 1,524,496	$ 1,016,292,713	$ 187,234	$ 1,016,479,947
Balance (in Shares) at Dec. 31, 2025	439,591,284	83,859,005
Balance (in Shares) at Dec. 31, 2025			(1,124,485)						(1,124,485)